Share-Based Compensation - Schedule of Restricted Share Activity (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Share Unit [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance	7,694,425	5,006,247
Weighted Average Grant-Date Fair Value,beginning balance	$ 5.21	$ 4.38
Outstanding,Granted	648,510	2,711,130
Weighted Average Grant-Date Fair Value,Granted	$ 9.55	$ 6.72
Outstanding, Cancelled/forfeited	(296,458)	(38,891)
Weighted Average Grant-Date Fair Value, Cancelled/forfeited	$ 4.48	$ 6.01
Outstanding ending balance	8,046,477	7,678,486
Weighted Average Grant-Date Fair Value,ending balance	$ 5.59	$ 5.18
Restricted Share Award [Member]
Schedule of Restricted Share Activity [Line Items]
Outstanding beginning balance	5,678,012	5,181,794
Weighted Average Grant-Date Fair Value,beginning balance	$ 3.18	$ 2.85
Outstanding,Granted	2,401,884	496,219
Weighted Average Grant-Date Fair Value,Granted	$ 9.61	$ 6.66
Outstanding, Cancelled/forfeited
Weighted Average Grant-Date Fair Value, Cancelled/forfeited
Outstanding ending balance	8,079,896	5,678,013
Weighted Average Grant-Date Fair Value,ending balance	$ 5.09	$ 3.19